12. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Net operating loss carryforwards	$ 75,600,000
Operating loss carryforward begining expiration date	Dec. 31, 2030
State [Member]
Operating loss carryforward begining expiration date	Dec. 31, 2034